Contract assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Contract assets
10. Contract assets

	12.31.2024	12.31.2023
Power distribution service concession (10.1)	1,701,448	2,201,958
Power transmission concession (10.2)	5,509,458	5,403,103
	7,210,906	7,605,061
Current	283,896	284,616
Noncurrent	6,927,010	7,320,445
10.1. Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2023	2,405,124	(72,953)	2,332,171
Acquisitions	2,305,311	—	2,305,311
Customers contributions	—	(339,277)	(339,277)
Transfers to intangible assets (Note 16.1)	(1,888,949)	273,071	(1,615,878)
Transfers to accounts receivable - concessions (Note 9.1)	(507,401)	56,151	(451,250)
Other transfers	(12,391)	—	(12,391)
Write-offs or disposal	(16,728)	—	(16,728)
Balance as of December 31, 2023	2,284,966	(83,008)	2,201,958
Acquisitions	2,465,040	—	2,465,040
Customers contributions	—	(268,692)	(268,692)
Transfers to intangible assets (Note 16.1)	(2,303,950)	200,428	(2,103,522)
Transfers to accounts receivable – concessions (Note 9.1)	(630,818)	51,998	(578,820)
Other transfers	(20)	—	(20)
Write-offs or disposal	(14,496)	—	(14,496)
Balance as of December 31, 2024	1,800,722	(99,274)	1,701,448
The balance consists of work in progress mainly related to the construction and expansion of substations, distribution lines and networks, and metering equipment, measured at historical cost, net of special liabilities, and which are transferred to the Accounts receivable related to the concessions and Intangible assets as these works are completed.
The capitalized costs of loans, financing, and debentures during the construction phase amounted to R$19,187 in 2024, at an average rate of 0.25% p.a. (R$19,041 at an average rate of 0.32% p.a. in 2023).
10.2. Transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2023	3,894,276	1,416,200	5,310,476
Realization of fair value adjustments recognized in the business combination	722	—	722
Transfers to electricity grid use charges - customers	(423,851)	(294,975)	(718,826)
Transfers to property, plant and equipment	(4,086)	—	(4,086)
Transfers from litigations	(458)	—	(458)
Remuneration	521,308	194,722	716,030
Construction revenue (Note 28.1)	85,181	—	85,181
Construction income (Note 28.1)	1,410	—	1,410
Gain from efficiency (Note 28.1)	12,654	—	12,654
Balance as of December 31, 2023	4,087,156	1,315,947	5,403,103
Realization of fair value adjustments recognized in the business combination	722	—	722
Transfers to electricity grid use charges – customers	(508,832)	(306,596)	(815,428)
Transfers to property, plant and equipment	(5,185)	—	(5,185)
Transfers from litigations	(2,994)	—	(2,994)
Remuneration	617,622	188,105	805,727
Construction revenue (Note 28.1)	95,610	—	95,610
Construction income (Note 28.1)	2,040	—	2,040
Gain from efficiency (Note 28.1)	25,863	—	25,863
Balance as of December 31, 2024	4,312,002	1,197,456	5,509,458
In the construction and operation of transmission infrastructure, there may be delays in the works, environmental issues, easements and land negotiations, variations in the cost of materials, as well as the result of the revision/adjustment of the Annual Permitted Revenue (“RAP”), among others that may have an impact on the profitability of the business. During the construction phase, these occurrences may cause changes to the original project, and the amounts, positive or negative, are recognized directly in the income statement during their execution. In the assets operation and maintenance phase, the part of the RAP related to performance (variable portion) is recognized as the services are performed.
In July 2024, Aneel approved the tariff review of part of Copel GeT transmission concession contracts, with a negative impact of R$44,402, mainly due to the assessment of the New Replacement Value (“VNR”) of the assets, partially offset by the increase in the RAP for reinforcements and improvements carried out in the last cycle. Copel submitted an administrative appeal to Aneel requesting a review of the amounts. In 2023, the tariff review of some Copel GeT contracts resulted in a gain of R$4,014.
In June 2022, Technical Note No. 85/2022-SGT/Aneel was issued, which dealt with the analysis of the requests for reconsideration on the payment of the financial component and reprofiling of the RBSE Assets. Aneel has not yet deliberated on these requests, so the amounts approved by Aneel Resolution No.2,847 of April 22, 2021, are still in effect and appropriate for accounting purposes.
The table below presents the assumptions utilized to calculate the assets and contracts:

	12.31.2024			12.31.2023
	Concession assets	RBSE assets		Concession assets	RBSE assets
		Financial	Economic		Financial	Economic
Construction margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Operating and maintenance margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Remuneration rate (a)	9.62% a.a.	8.11% a.a.	11.10% a.a.	9.60% a.a.	8.11% a.a.	11.10% a.a.
Contract correction index	IPCA (b)	IPCA	IPCA	IPCA (b)	IPCA	IPCA
Annual RAP, according to Ratifying Resolution (c)	611,620	209,055	115,920	574,028	201,158	157,525

(a) Average rate of contracts
(b) Contract 075/2001 – LT 230 kV Bateias – Jaguariaíva, from Copel GET, and contract 002/2005 – LT 525 kV Ivaiporã – Londrina, from Uirapuru, are adjusted by the IGPM.
(c) Increase in the RAP financial portion of RBSE assets, due to the re-profiling defined by Aneel Homologatory Resolution No. 2,847/2021.